Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash	$ 52,893	$ 59,612
Restricted cash	472
Receivables	415	468
Prepaid expenses	1,853	1,969
Receivables - unconsolidated affiliates	1,160
Current assets	56,793	62,049
Non-current assets
Reclamation deposit	86	83
Investment in joint ventures	200,897
Financial asset - FID	64,409
Exploration and evaluation assets	62,882	99,952
Intangible assets	1,347	1,432
Right of use asset	974	1,233
Property, plant and equipment	2,070	2,765
Investment in Aqualung Carbon Capture SA	3,420	3,314
Advances and deposits	108	2,669
Non-current assets	336,193	111,448
TOTAL ASSETS	392,986	173,497
Current liabilities
Accounts payable and accrued liabilities	11,241	12,737
Lease liabilities - short-term	521	512
Accounts payable - unconsolidated affiliates	5,472
Current liabilities	17,234	13,249
Non-current liabilities
Lease liabilities - long-term	468	739
Deferred income tax liabilities	35,373
Decommissioning provision	137	133
Non-current liabilities	35,978	872
TOTAL LIABILITIES	53,212	14,121
EQUITY
Share capital	293,528	272,419
Reserves	45,946	35,888
Retained earnings (deficit)	(1,258)	(148,707)
Accumulated other comprehensive income (loss)	1,558	(224)
TOTAL EQUITY	339,774	159,376
TOTAL LIABILITIES AND EQUITY	$ 392,986	$ 173,497